Income Taxes (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Jul. 03, 2015	Dec. 31, 2014
Income Taxes Details Narrative
Valuation allowance	$ 6,921,000	$ 4,616,000
Net operating loss carry forwards	$ (17,600,000)	$ 14,942,000
Expiration of net operating loss carry forwards	2033 and 2035	2033 and 2034